Annual Total Returns[BarChart] - Invesco National AMT-Free Municipal Bond ETF - ETF	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.20%	13.05%	9.81%	(6.40%)	14.17%	4.03%	1.26%	6.61%	0.23%	8.66%